Summary of Unvested Restricted Stock Units Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Restricted stock units
Restricted stock units, beginning balance
Restricted stock units, granted	97,700
Restricted stock units, ending balance	97,700
Weighted average grant date fair value
Weighted average grant date fair value, beginning balance
Weighted average grant date fair value, granted	$ 48.31
Weighted average grant date fair value, ending balance	$ 48.31